Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.5%)
Sovereign Bonds (0.5%)
	Republic of Angola	8.250%	5/9/28	400	429
	Republic of Angola	9.375%	5/8/48	750	827
Total Angola (Cost $1,170)					1,256
Argentina (4.5%)
Sovereign Bonds (4.5%)
	Argentine Republic	6.875%	4/22/21	6,980	6,117
	Argentine Republic	6.875%	1/26/27	4,312	3,458
	Argentine Republic	6.625%	7/6/28	700	540
1	Argentine Republic	3.750%	12/31/38	700	405
1	City of Buenos Aires	8.950%	2/19/21	335	337
Total Argentina (Cost $11,106)					10,857
Armenia (0.3%)
Sovereign Bonds (0.3%)
	Republic of Armenia	6.000%	9/30/20	400	412
	Republic of Armenia	7.150%	3/26/25	200	231
Total Armenia (Cost $621)					643
Azerbaijan (1.7%)
Sovereign Bonds (1.7%)
	Republic of Azerbaijan	4.750%	3/18/24	3,000	3,160
1	Republic of Azerbaijan	3.500%	9/1/32	1,000	944
Total Azerbaijan (Cost $3,921)					4,104
Bahrain (0.4%)
Sovereign Bonds (0.4%)
	Kingdom of Bahrain	7.500%	9/20/47	1,000	1,058
Total Bahrain (Cost $1,062)					1,058
Bermuda (0.7%)
Sovereign Bonds (0.7%)
	Bermuda	4.138%	1/3/23	1,150	1,200
	Bermuda	4.854%	2/6/24	494	535
Total Bermuda (Cost $1,680)					1,735
Brazil (4.3%)
Corporate Bonds (2.1%)
2	Suzano Austria GmbH	7.000%	3/16/47	3,447	3,917
3	Vale SA	3.750%	1/10/23	1,000	1,226
					5,143
Sovereign Bonds (2.2%)
	Federative Republic of Brazil	8.250%	1/20/34	2,000	2,665
	Federative Republic of Brazil	5.000%	1/27/45	1,750	1,726

Petrobras Global Finance BV	8.750%	5/23/26	750	925
				5,316
Total Brazil (Cost $10,153)				10,459
Chile (0.3%)
Corporate Bonds (0.2%)
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	600	638
Sovereign Bonds (0.1%)
Empresa Nacional del Petroleo	4.750%	12/6/21	200	209
Total Chile (Cost $798)				847
China (0.9%)
Sovereign Bonds (0.9%)
State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	750	746
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,500	1,552
Total China (Cost $2,173)				2,298
Colombia (5.7%)
Sovereign Bonds (5.7%)
Republic of Colombia	4.375%	7/12/21	3,000	3,105
1 Republic of Colombia	4.500%	1/28/26	6,090	6,577
Republic of Colombia	10.375%	1/28/33	615	963
Republic of Colombia	6.125%	1/18/41	1,250	1,545
1 Republic of Colombia	5.000%	6/15/45	925	1,021
Republic of Colombia	5.200%	5/15/49	435	494
Total Colombia (Cost $13,303)				13,705
Costa Rica (1.8%)
Sovereign Bonds (1.8%)
Republic of Costa Rica	4.250%	1/26/23	1,800	1,774
Republic of Costa Rica	7.000%	4/4/44	1,400	1,391
Republic of Costa Rica	7.158%	3/12/45	1,300	1,309
Total Costa Rica (Cost $4,271)				4,474
Cote d'Ivoire (0.9%)
Sovereign Bonds (0.9%)
1 Republic of Cote d'Ivoire	6.375%	3/3/28	1,000	991
3 Republic of Cote d'Ivoire	5.250%	3/22/30	800	886
3 Republic of Cote d'Ivoire	6.625%	3/22/48	350	388
Total Cote d'Ivoire (Cost $2,220)				2,265
Croatia (3.0%)
Sovereign Bonds (3.0%)
Republic of Croatia	6.625%	7/14/20	2,500	2,598
3 Republic of Croatia	3.000%	3/20/27	500	663
3 Republic of Croatia	1.125%	6/19/29	3,500	3,978
Total Croatia (Cost $7,201)				7,239
Dominican Republic (1.4%)
Sovereign Bonds (1.4%)
1 Dominican Republic	7.500%	5/6/21	667	703
Dominican Republic	6.400%	6/5/49	2,490	2,609
Total Dominican Republic (Cost $3,199)				3,312
Ecuador (0.7%)
Sovereign Bonds (0.7%)
Republic of Ecuador	7.950%	6/20/24	1,000	1,050
Republic of Ecuador	9.650%	12/13/26	500	542

Total Ecuador (Cost $1,515)					1,592
Egypt (1.5%)
Sovereign Bonds (1.5%)
	Arab Republic of Egypt	7.903%	2/21/48	500	506
	Arab Republic of Egypt	8.700%	3/1/49	2,900	3,113
Total Egypt (Cost $3,379)					3,619
El Salvador (3.3%)
Sovereign Bonds (3.3%)
	Republic of El Salvador	7.750%	1/24/23	2,400	2,584
	Republic of El Salvador	5.875%	1/30/25	3,750	3,756
	Republic of El Salvador	6.375%	1/18/27	1,600	1,601
Total El Salvador (Cost $7,851)					7,941
Ghana (0.2%)
Sovereign Bonds (0.2%)
1	Republic of Ghana	8.627%	6/16/49	500	505
Total Ghana (Cost $455)					505
Guatemala (1.6%)
Sovereign Bonds (1.6%)
1,2 Republic of Guatemala		6.125%	6/1/50	3,760	3,935
Total Guatemala (Cost $3,739)					3,935
Honduras (0.9%)
Sovereign Bonds (0.9%)
	Republic of Honduras	8.750%	12/16/20	500	537
	Republic of Honduras	6.250%	1/19/27	1,500	1,616
Total Honduras (Cost $2,100)					2,153
Hungary (0.3%)
Sovereign Bonds (0.3%)
	Republic of Hungary	6.375%	3/29/21	600	641
Total Hungary (Cost $634)					641
India (0.6%)
Sovereign Bonds (0.6%)
2	Export-Import Bank of India	3.875%	2/1/28	1,315	1,351
Total India (Cost $1,275)					1,351
Indonesia (7.6%)
Sovereign Bonds (7.6%)
2	Perusahaan Listrik Negara PT	6.250%	1/25/49	300	357
4	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	320	338
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	200	214
4	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	300	314
	Republic of Indonesia	3.750%	4/25/22	2,000	2,052
	Republic of Indonesia	3.375%	4/15/23	1,580	1,607
	Republic of Indonesia	5.875%	1/15/24	4,650	5,213
	Republic of Indonesia	4.125%	1/15/25	1,500	1,578
	Republic of Indonesia	4.750%	1/8/26	4,500	4,901
3	Republic of Indonesia	1.450%	9/18/26	1,500	1,743
Total Indonesia (Cost $17,593)					18,317
Jamaica (1.1%)
Sovereign Bonds (1.1%)
	Jamaica	9.250%	10/17/25	1,000	1,258
1	Jamaica	8.000%	3/15/39	1,250	1,545

Total Jamaica (Cost $2,775)				2,803
Jordan (0.2%)
Sovereign Bonds (0.2%)
Hashemite Kingdom of Jordan	7.375%	10/10/47	500	516
Total Jordan (Cost $464)				516
Kazakhstan (1.3%)
Sovereign Bonds (1.3%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	700	711
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	750
KazMunayGas National Co. JSC	4.400%	4/30/23	700	732
KazMunayGas National Co. JSC	6.375%	10/24/48	750	893
Total Kazakhstan (Cost $2,875)				3,086
Kenya (2.7%)
Sovereign Bonds (2.7%)
Republic of Kenya	7.250%	2/28/28	1,250	1,298
1 Republic of Kenya	8.000%	5/22/32	5,000	5,284
Total Kenya (Cost $6,260)				6,582
Kuwait (0.8%)
Sovereign Bonds (0.8%)
State of Kuwait	3.500%	3/20/27	1,900	2,022
Total Kuwait (Cost $1,947)				2,022
Latvia (0.1%)
Sovereign Bonds (0.1%)
Republic of Latvia	2.750%	1/12/20	200	200
Total Latvia (Cost $200)				200
Lebanon (0.5%)
Sovereign Bonds (0.5%)
Republic of Lebanon	6.600%	11/27/26	1,500	1,191
Total Lebanon (Cost $1,242)				1,191
Lithuania (1.0%)
Sovereign Bonds (1.0%)
Republic of Lithuania	6.125%	3/9/21	170	180
Republic of Lithuania	6.625%	2/1/22	500	553
3 Republic of Lithuania	1.625%	6/19/49	1,420	1,684
Total Lithuania (Cost $2,280)				2,417
Mexico (12.0%)
Corporate Bonds (1.7%)
Grupo Bimbo SAB de CV	4.500%	1/25/22	2,500	2,591
Grupo Televisa SAB	5.250%	5/24/49	1,500	1,547
				4,138
Sovereign Bonds (10.3%)
Petroleos Mexicanos	5.500%	1/21/21	1,000	1,013
Petroleos Mexicanos	6.875%	8/4/26	5,556	5,614
Petroleos Mexicanos	5.350%	2/12/28	750	681
Petroleos Mexicanos	5.625%	1/23/46	1,750	1,409
United Mexican States	3.600%	1/30/25	5,000	5,112
United Mexican States	4.125%	1/21/26	3,000	3,138
5 United Mexican States	5.750%	3/5/26	124,380	5,885

3 United Mexican States	1.625%	4/8/26	1,715	1,998
				24,850
Total Mexico (Cost $28,452)				28,988
Nigeria (1.3%)
Sovereign Bonds (1.3%)
Federal Republic of Nigeria	7.625%	11/21/25	2,000	2,184
Federal Republic of Nigeria	7.143%	2/23/30	1,000	1,012
Total Nigeria (Cost $3,128)				3,196
Oman (0.8%)
Sovereign Bonds (0.8%)
Sultanate of Oman	6.750%	1/17/48	2,200	1,944
Total Oman (Cost $2,022)				1,944
Panama (3.1%)
Sovereign Bonds (3.1%)
1,2 Aeropuerto Internacional de Tocumen SA	6.000%	11/18/48	1,250	1,472
1 Republic of Panama	4.000%	9/22/24	2,600	2,766
Republic of Panama	7.125%	1/29/26	2,700	3,365
Total Panama (Cost $7,195)				7,603
Paraguay (1.8%)
Sovereign Bonds (1.8%)
Republic of Paraguay	4.625%	1/25/23	3,000	3,156
1 Republic of Paraguay	5.400%	3/30/50	1,000	1,108
Total Paraguay (Cost $4,149)				4,264
Peru (2.3%)
Sovereign Bonds (2.3%)
Corp. Financiera de Desarrollo SA	4.750%	7/15/25	900	965
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,000	1,048
Petroleos del Peru SA	4.750%	6/19/32	1,000	1,094
6 Republic of Peru	6.150%	8/12/32	7,180	2,396
Total Peru (Cost $5,272)				5,503
Romania (0.7%)
Sovereign Bonds (0.7%)
Republic of Romania	4.375%	8/22/23	1,000	1,060
3 Republic of Romania	2.875%	5/26/28	500	634
Total Romania (Cost $1,598)				1,694
Russia (5.8%)
Sovereign Bonds (5.8%)
Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,750	1,890
Russian Federation	4.750%	5/27/26	3,400	3,622
Russian Federation	4.250%	6/23/27	800	826
7 Russian Federation	7.050%	1/19/28	200,000	3,120
Russian Federation	4.375%	3/21/29	1,200	1,246
Russian Federation	5.100%	3/28/35	3,000	3,260
Total Russia (Cost $13,230)				13,964
Saudi Arabia (0.6%)
Sovereign Bonds (0.6%)
Saudi Arabian Oil Co.	4.250%	4/16/39	1,500	1,519

Total Saudi Arabia (Cost $1,508)					1,519
Senegal (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Senegal	6.750%	3/13/48	700	658
Total Senegal (Cost $636)					658
Serbia, Republic Of (1.2%)
Sovereign Bonds (1.2%)
	Republic of Serbia	4.875%	2/25/20	564	571
3	Republic of Serbia	1.500%	6/26/29	2,000	2,269
Total Serbia, Republic Of (Cost $2,789)					2,840
South Africa (4.7%)
Sovereign Bonds (4.7%)
	Republic of South Africa	5.500%	3/9/20	1,000	1,015
	Republic of South Africa	5.875%	9/16/25	5,000	5,467
8	Republic of South Africa	10.500%	12/21/26	28,000	2,249
8	Republic of South Africa	6.500%	2/28/41	52,250	2,636
Total South Africa (Cost $11,169)					11,367
Sri Lanka (1.4%)
Sovereign Bonds (1.8%)
2	Democratic Socialist Republic of Sri Lanka	6.350%	6/28/24	3,500	3,492
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	1,000	1,034
Total Sri Lanka (Cost $4,500)					4,526
Supranational (1.0%)
Sovereign Bonds (1.0%)
2	Arab Petroleum Investments Corp.	4.125%	9/18/23	800	836
	Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,043
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	517
Total Supranational (Cost $2,295)					2,396
Trinidad and Tobago (0.2%)
Sovereign Bonds (0.2%)
	Republic of Trinidad and Tobago	4.500%	8/4/26	500	498
Total Trinidad and Tobago (Cost $467)					498
Turkey (1.3%)
Sovereign Bonds (1.3%)
	Republic of Turkey	5.125%	2/17/28	1,250	1,113
	Republic of Turkey	6.000%	1/14/41	2,500	2,159
Total Turkey (Cost $3,030)					3,272
Ukraine (2.9%)
Sovereign Bonds (2.9%)
	Ukraine	7.750%	9/1/22	2,000	2,114
	Ukraine	8.994%	2/1/24	500	545
	Ukraine	7.750%	9/1/24	500	523
	Ukraine	7.750%	9/1/25	800	828
	Ukraine	7.750%	9/1/27	1,000	1,029
	Ukraine	9.750%	11/1/28	300	339
1	Ukraine	7.375%	9/25/32	1,200	1,180
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	400	419

	Total Ukraine (Cost $6,421)				6,977
	Uruguay (0.7%)
	Sovereign Bonds (0.7%)
1	Oriental Republic of Uruguay	5.100%	6/18/50	1,500	1,687
	Total Uruguay (Cost $1,514)				1,687
	Uzbekistan (0.6%)
	Sovereign Bonds (0.6%)
	Republic of Uzbekistan	4.750%	2/20/24	1,500	1,568
	Total Uzbekistan (Cost $1,493)				1,568
	Venezuela (0.5%)
	Sovereign Bonds (0.5%)
*	Bolivarian Republic of Venezuela	11.750%	10/21/26	640	182
*	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,500	405
	*,1 Petroleos de Venezuela SA	6.000%	11/15/26	2,850	513
*	Petroleos de Venezuela SA	5.375%	4/12/27	462	83
	Total Venezuela (Cost $1,360)				1,183
	Vietnam (1.3%)
	Sovereign Bonds (1.3%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,000	3,196
	Total Vietnam (Cost $3,206)				3,196
				Shares
	Temporary Cash Investments (7.4%)
	Money Market Fund (7.4%)
9	Vanguard Market Liquidity Fund
	(Cost $17,846)	2.499%		178,432	17,847

				Notional	Market
		Expiration	Exercise	Amount	Value•
	Counterpar ty	Date	Price	($000)	($000)
Options Purchased (0.0%)
Foreign Currency Options
Call Options
			USD	EUR
EUR	DBAG	4/22/21	1.190	5,000	21

Put Options
			USD	EUR
EUR
	DBAG	4/21/21	1.175	13,000	462
			KRW	USD
USD
	BOANA	8/2/19	1,145	6,000	28
					490
Total Options Purchased (Cost $499)					511
Total Investments (103.1%) (Cost $243,241)					250,324
Other Assets and Liabilities-Net (-3.1%)10,11					(7,425)
Net Assets (100%)					242,899

* Non-income-producing security—security in default.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $15,361,000, representing 6.3% of net assets.
3 Face amount denominated in euro.
4 Guaranteed by the Republic of Indonesia.

5 Face amount denominated in Mexican peso.
6 Face amount denominated in Peruvian Nuevo sol.
7 Face amount denominated in Russian ruble.
8 Face amount denominated in South African rand.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Cash of $233,000 has been segregated as initial margin for open futures contracts.
11 Cash of $200,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
BOANA—Bank of America NA.
DBAG—Deutsche Bank AG.
EUR—euro.
KRW—Korean won.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September	76	10,498	133
	2019
Ultra Long U.S. Treasury Bond	September	38	6,747	317
	2019
				450

Short Futures Contracts
5-Year U.S. Treasury Note	September	(76)	(8,980)	(125)
	2019
Euro-Bund	September	(57)	(11,196)	(55)
	2019
10-Year U.S. Treasury Note	September	(40)	(5,119)	(27)
	2019
Euro-Buxl	September	(8)	(1,846)	(40)
	2019
Euro-Bobl	September	(6)	(917)	(3)
	2019
30-Year U.S. Treasury Bond	September	(3)	(467)	(2)
	2019
				(252)
				198

Emerging Markets Bond Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlemen					Appreciatio	(Depreciatio
	t			Contract Amount (000)		n	n)
Counterpa
rty	Date		Receive		Deliver	($000)	($000)
Deutsche
Bank AG	7/3/19	EUR	5,330	USD	6,056	6	—
BNP
Paribas	7/3/19	EUR	4,296	USD	4,818	69	—
Barclays
Capital	7/3/19	EUR	3,500	USD	3,941	40	—
JPMorgan
Chase
Bank,
N.A.	7/3/19	EUR	2,695	USD	3,031	34	—
Morgan
Stanley
Capital
Services
LLC	7/2/19	BRL	10,984	USD	2,850	10	—
Bank of
America,
N.A.	7/3/19	EUR	2,490	USD	2,806	26	—
HSBC Bank
USA, N.A.	7/2/19	BRL	10,168	USD	2,547	101	—
Bank of
America,
N.A.	7/5/19	ZAR	37,522	USD	2,531	132	—
RBC
Capital
Markets
LLC	7/5/19	ZAR	34,448	USD	2,400	44	—
JPMorgan
Chase
Bank,
N.A.	7/23/19	UAH	59,625	USD	2,250	20	—
Goldman
Sachs
Bank AG	7/5/19	MXN	33,281	USD	1,740	—	(8)
HSBC Bank
USA, N.A.	7/3/19	EUR	1,364	USD	1,527	24	—
Goldman
Sachs
Bank AG	8/2/19	BRL	4,433	USD	1,150	1	—
Goldman
Sachs
Bank AG	7/5/19	ZAR	15,688	USD	1,050	63	—
Toronto-
Dominion
Bank	7/3/19	CNH	7,055	USD	1,042	—	(16)
JPMorgan
Chase
Bank,
N.A.	7/3/19	EGP	16,898	USD	1,000	11	—
Morgan
Stanley
Capital
Services	7/3/19	EUR	800	USD	904	6	—

Emerging Markets Bond Fund

LLC

State
Street
Bank and
Trust
Company	7/5/19	ZAR	2	USD	—	—	—
JPMorgan
Chase
Bank,
N.A.	7/3/19	USD	9,807	EUR	8,675	—	(60)
Bank of
America,
N.A.	7/3/19	USD	6,861	EUR	6,114	—	(91)
Bank of
America,
N.A.	7/3/19	USD	5,641	EUR	4,951	10	—
RBC
Capital
Markets
LLC	7/5/19	USD	5,627	MXN	111,882	—	(197)
BNP
Paribas	7/3/19	USD	3,441	EUR	3,041	—	(18)
BNP
Paribas	7/5/19	USD	3,434	ZAR	49,316	—	(66)
Goldman
Sachs
Bank AG	7/5/19	USD	3,200	ZAR	46,108	—	(71)
JPMorgan
Chase
Bank,
N.A.	7/9/19	USD	3,000	RUB	196,005	—	(95)
Goldman
Sachs
Bank AG	7/2/19	USD	2,750	BRL	10,609	—	(13)
Bank of
America,
N.A.	7/5/19	USD	2,350	ZAR	33,689	—	(40)
Standard
Chartered
Bank	7/9/19	USD	2,100	PEN	7,006	—	(27)
Bank of
America,
N.A.	8/6/19	USD	2,000	KRW	2,315,000	—	(7)
HSBC Bank
USA, N.A.	7/5/19	USD	1,910	ZAR	27,693	—	(55)
Goldman
Sachs
Bank AG	7/5/19	USD	1,800	MXN	34,699	—	(6)
Deutsche
Bank AG	7/3/19	USD	1,683	EUR	1,496	—	(19)
BNP
Paribas	7/2/19	USD	1,600	BRL	6,171	—	(7)
BNP
Paribas	7/11/19	USD	1,533	TRY	9,067	—	(23)
State
Street
Bank and
Trust
Company	7/3/19	USD	1,198	EUR	1,065	—	(13)
RBC
Capital
Markets	7/2/19	USD	1,050	BRL	4,056	—	(6)

Emerging Markets Bond Fund

LLC
Toronto-
Dominion
Bank	7/3/19	USD	1,000	CNH	7,055	—	(26)
Barclays
Capital	7/9/19	USD	300	PEN	1,001	—	(4)
HSBC Bank
USA, N.A.	7/5/19	USD	92	MXN	1,827	—	(3)
Credit
Suisse
Internati
onal	7/5/19	USD	—	ZAR	2	—	—
						597	(871)

BRL—Brazilian real.
CNH—Chinese yuan (offshore).
EGP—Egyptian pound.
EUR—euro.
KRW—Korean won.
MXN—Mexican peso.
PEN—Peruvian Nuevo sol.
RUB—Russian ruble.
TRY—Turkish lira.
UAH—Ukrainian hryvnia.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Amount			(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Termination Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Oriental
Republic of
Uruguay/Baa2	9/20/20	BOANA	5,000	1.000	44	(27)	17	—
Republic of
Philippines/
Baa2	6/20/24	BNPSW	1,300	1.000	32	(22)	10	—
				76		(49)	27	—
Credit Protection Purchased
Federative
Republic of
Brazil	6/20/24	JPMC	5,000	(1.000)	113	(172)	—	(59)
Republic of	6/20/24	BNPSW	4,500	(1.000)	(21)			(17)

Emerging Markets Bond Fund

Colombia						4	—
United
Mexican						(47)	—
States	6/20/24	BARC	6,000	(1.000)	27			(20)
United
Mexican						(22)	—
States	6/20/24	BARC	2,460	(1.000)	11			(11)
United
Mexican						(55)	—
States	6/20/24	GSI	5,500	(1.000)	24			(31)
					154	(292)	—	(138)
					230	(341)	27	(138)

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America NA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank NA.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At June 30, 2019, the counterparties had deposited in segregated accounts cash with a value of
$470,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Emerging Markets Bond Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the

Emerging Markets Bond Fund

master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt

Emerging Markets Bond Fund

instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-
traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of
OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs,
OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Options on foreign currency are valued daily based on

Emerging Markets Bond Fund

market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the
Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	9,919	—
Sovereign Bonds	—	222,047	—
Temporary Cash Investments	17,847	—	—
Option Purchased	511	—	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Forward Currency Contracts—Assets	—	597	—
Forward Currency Contracts—Liabilities	—	(871)	—
Swap Contracts—Assets	—	27	—
Swap Contracts—Liabilities	—	(139)	—
Total	18,353	231,580	—
1 Represents variation margin on the last day of the reporting period.